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                      MORGAN STANLEY LIQUID ASSET FUND INC.
                          1221 Avenue of the Americas
                           New York, New York 10020


                                                    November 5, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Liquid Asset Fund Inc.
     File No. 2-53856
     ----------------

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 30, 2003.


                                       Very truly yours,

                                    /s/ Lou Anne D. McInnis
                                    -----------------------
                                      Lou Anne D. McInnis
                                      Assistant Secretary


cc:  Larry Greene
     Barry Fink